Bank Loan - Current Portion (Details 1) - M V Free Neptune [Member]	12 Months Ended
Dec. 31, 2017
Short-term Debt [Line Items]
Bank loans issuer	National Bank of Greece
Maturity date of loans	Dec. 16, 2016